Long-Term Debt and Capital Leases (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Jul. 17, 2012
Long-Term Debt and Capital Lease Obligations
Original issuance discount		$ 3.9
Notes
Long-Term Debt and Capital Lease Obligations
Redemption price as a percentage of the principal amount	100.00%	100.00%
Notes | Maximum
Long-Term Debt and Capital Lease Obligations
Percentage of the aggregate principal amount of either series of notes redeemable before July 15, 2015 with net proceeds of certain equity offerings	40.00%	40.00%
Senior Notes
Long-Term Debt and Capital Lease Obligations
Face amount			725.0
Redemption price as a percentage of principal amount with the net proceeds of equity offerings before July 15, 2015	110.25%	110.25%
Senior Notes | WideOpenWest Capital Corp., and WideOpenWest Finance, LLC, as co-issuer
Long-Term Debt and Capital Lease Obligations
Face amount			725.0
Interest rate (as a percent)	10.25%	10.25%
Senior Subordinated Notes, net of discounts
Long-Term Debt and Capital Lease Obligations
Original issuance discount	3.7	3.9
Redemption price as a percentage of principal amount with the net proceeds of equity offerings before July 15, 2015	113.375%	113.375%
Senior Subordinated Notes, net of discounts | WideOpenWest Capital Corp., and WideOpenWest Finance, LLC, as co-issuer
Long-Term Debt and Capital Lease Obligations
Face amount			295.0
Original issuance discount			$ 4.9
Debt issued as a percentage of par value			98.337%
Interest rate (as a percent)	13.375%	13.375%